Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Mar. 19, 2026	Feb. 10, 2026
Subsequent Event [Line Items]
Number of option, Granted	8,747
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of RSUs, Granted	6,560	50,000
Stock option vesting period	8 months	2 years
Option exercise price (in Dollars per share)	$ 12.82
Grant date expire	10 years